EARNINGS PER SHARE - Basic (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net income from continuing operations	$ 779,374	$ 459,357	[1]
Non-controlling interest	5,539	4,272	[1]
Net income attributable to shareholders of Tricon from continuing operations	773,835	455,085
Net income (loss) attributable to shareholders of Tricon from discontinued operations	35,106	(9,830)
Net income attributable to shareholders of Tricon	$ 808,941	$ 445,255
Weighted average number of common shares outstanding (in shares)	272,972,697	218,087,838
Adjustments for vested units (in shares)	1,510,567	1,746,292
Weighted average number of common shares outstanding for basic earnings per shares (in shares)	274,483,264	219,834,130	[1]
Basic earnings per share
Continuing operations (in dollars per share)	$ 2.82	$ 2.07	[1]
Discontinued operations (in dollars per share)	0.13	(0.04)	[1]
Basic earnings per share (in dollars per share)	$ 2.95	$ 2.03	[1]

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.